SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($) segment
SEGMENT INFORMATION
Number of operating segments | segment			3		3	3
Number of reportable segments | segment			3		3	3
Assets	$ 552,749		$ 552,749		$ 405,066	$ 650,248
Segment information
Revenue	153,880	$ 73,907	388,254	$ 215,665	302,399	535,577
Income (loss) before taxes	2,299	(35,178)	(20,503)	(288,843)	(314,472)	(81,569)
Depreciation and amortization	23,795	21,976	68,456	75,518	97,107	107,712
Capital Expenditures	27,104	5,031	72,182	29,582	36,326	48,686
Income (Loss) from operations			(21,960)	(277,639)	(298,973)	(68,773)
Other income (expense), net			3,342	588	629	893
Water Solutions
SEGMENT INFORMATION
Assets	448,585		448,585		324,171	560,064
Segment information
Revenue	125,142	61,082	311,645	173,294	241,766	427,592
Income (loss) before taxes	9,844		5,652	(264,416)	(282,019)	(52,757)
Depreciation and amortization	19,433	17,690	55,623	61,574	81,051	89,271
Capital Expenditures	22,260	4,668	57,273	28,533	34,458	34,724
Income (Loss) from operations		(28,278)
Accommodations and Rentals
SEGMENT INFORMATION
Assets	50,057		50,057		38,874	52,890
Segment information
Revenue	15,974	5,881	39,056	19,750	27,367	53,677
Income (loss) before taxes	(304)		(3,813)	(8,303)	(10,930)	(486)
Depreciation and amortization	2,908	2,644	8,367	8,197	10,841	11,475
Capital Expenditures	3,541	268	8,311	834	1,580	10,555
Income (Loss) from operations		(2,786)
Wellsite Completion and Construction Services
SEGMENT INFORMATION
Assets	38,827		38,827		29,994	35,384
Segment information
Revenue	13,301	7,156	38,951	23,098	34,094	56,299
Income (loss) before taxes	(2)		56	(3,820)	(4,108)	(3,003)
Depreciation and amortization	1,079	1,279	3,154	4,103	5,215	6,702
Capital Expenditures	1,303	95	6,598	215	288	3,407
Income (Loss) from operations		(1,325)
Elimination
Segment information
Revenue	(537)	(212)	(1,398)	(477)	(828)	(1,991)
Corporate
SEGMENT INFORMATION
Assets	15,280		15,280		12,027	1,910
Segment information
Income (loss) before taxes	(7,081)	1,123	(23,855)	(1,100)	(1,916)	(12,527)
Depreciation and amortization	375	363	1,312	1,644		264
Material reconciling items
Segment information
Income (loss) before taxes					(297,057)
Income (Loss) from operations	9,538	(32,389)	1,895	(276,539)		(56,246)
Interest expense, net	(484)	(4,343)	(1,885)	(11,792)	(16,128)	(13,689)
Other income (expense), net	$ 326	$ 431	$ 3,342	$ 588	$ 629	$ 893